Deposits and Advances to Contractors (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advance paid to contractors	$ 43,079
Lindero Project [member]
Advance paid to contractors	42,938	$ 0
Caylloma Plant and Mine Equipment [member]
Advance paid to contractors	$ 141	$ 0